SHARE-BASED PAYMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Trading days prior to redemption date	5 days
Weighted average remaining contractual life of outstanding share options	3 years
Number of share options granted in share-based payment arrangement	165,000	577,000
Number of other equity instruments granted in share-based payment arrangement	2,171,000	1,877,000
Measurement period for weighted average exercise price of long-term share unit award incentive plans	20 days
Weighted average exercise price long-term share unit award incentive plans (in CAD per share) | $ / shares	$ 54.05	$ 45.13
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
DSUs as a percent of total director compensation	50.00%
Exercise price of outstanding share options | $ / shares	$ 51.47
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		$ 44.68
Share-based Compensation Award, Tranche One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement	0.3333
Share-based Compensation Award, Tranche Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement	0.3333
Share-based Compensation Award, Tranche Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement	0.3333
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	780,000	626,000
Weighted average remaining contractual life of outstanding other equity instruments (years)	3 years
PSUs | Share-based Compensation Award, Tranche One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	0.3333
PSUs | Share-based Compensation Award, Tranche Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	0.3333
PSUs | Share-based Compensation Award, Tranche Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	0.3333
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	1,359,000	1,217,000
Share Option Plan and Share Unit Award Incentive Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	7 years
Vesting period (years)	4 years
Expiration period (years)	7 years